Income Tax (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits
Balance at January 1,		$ 1,259	$ 719	$ 724
Additions for tax positions of prior years (1)		24	574	59
Reductions for tax positions of prior years	$ (792)	(112)	(24)	(81)
Additions for tax positions of current year		23	24	21
Reductions for tax positions of current year		0	0	0
Settlements with tax authorities		(48)	(34)	(4)
Balance at December 31,		1,146	1,259	719
Unrecognized tax benefits that, if recognized would impact the effective rate		$ 1,112	$ 1,215	$ 641